Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	14,253	14,099
Machinery and equipment	8,416	7,331
Office furniture and equipment	625	624
Computer equipment and software	4,652	4,383
Automobiles	87	87
Leasehold improvements	546	622
Right of use assets	2,471	-
	31,913	28,009

Less accumulated depreciation	13,387	10,892

	18,526	17,117